BALANCE SHEET - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 15, 2021
Current assets:
Cash	$ 468,656		$ 754,893
Due from related party		$ 90,000	50,000
Prepaid expenses	174,725		164,955
Total current assets	643,381		969,848
Long term prepaid expense	40,388		110,682
Investments held in Trust Account	115,225,818		115,010,543
Total assets	115,909,587		116,091,073
Current liabilities:
Due to related party	20,000		26,129
Accrued expenses	171,588		110,342
Total current liabilities	191,588		136,471
Deferred underwriting commissions	4,025,000		4,025,000
Total liabilities	4,216,588		4,161,471
Ordinary shares subject to possible redemption, 11,500,000 shares at redemption value of $10.00	115,225,818		115,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(3,533,119)		(3,070,698)
Total shareholders’ deficit	(3,532,819)	$ (3,228,537)	(3,070,398)	$ 18,593
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	115,909,587		116,091,073
Common Class A [Member]
Shareholders’ Deficit:
Common stock	12		12
Common Class B [Member]
Shareholders’ Deficit:
Common stock	$ 288		$ 288